Document and Entity Information	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	CHANNELADVISOR CORP
Amendment Flag	false
Entity Central Index Key	0001169652
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35940
Entity Tax Identification Number	56-2257867
Entity Address, Address Line One	3025 Carrington Mill Boulevard
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(919)
Local Phone Number	228-4700
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ECOM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false